Document and Entity Information	May 15, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2023
Entity File Number	001-12609
Entity Registrant Name	PG&E CORPORATION
Entity Central Index Key	0001004980
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	94-3234914
Entity Address, Address Line One	300
Entity Address, Address Line Two	Lakeside Drive
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94612
City Area Code	415
Local Phone Number	973-1000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
NYSE [Member] | Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, no par value
Trading Symbol	PCG
Security Exchange Name	NYSE
NYSE [Member] | Equity Units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Equity Units
Trading Symbol	PCGU
Security Exchange Name	NYSE
NYSEAMER [Member] | First preferred stock, cumulative, par value $25 per share, 6% nonredeemable [Member]
Entity Listings [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 6% nonredeemable
Trading Symbol	PCG-PA
Security Exchange Name	NYSEAMER
NYSEAMER [Member] | First preferred stock, cumulative, par value $25 per share, 5.50% nonredeemable [Member]
Entity Listings [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5.50% nonredeemable
Trading Symbol	PCG-PB
Security Exchange Name	NYSEAMER
NYSEAMER [Member] | First preferred stock, cumulative, par value $25 per share, 5% nonredeemable [Member]
Entity Listings [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% nonredeemable
Trading Symbol	PCG-PC
Security Exchange Name	NYSEAMER
NYSEAMER [Member] | First preferred stock, cumulative, par value $25 per share, 5% redeemable [Member]
Entity Listings [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% redeemable
Trading Symbol	PCG-PD
Security Exchange Name	NYSEAMER
NYSEAMER [Member] | First preferred stock, cumulative, par value $25 per share, 5% series A redeemable [Member]
Entity Listings [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% series A redeemable
Trading Symbol	PCG-PE
Security Exchange Name	NYSEAMER
NYSEAMER [Member] | First preferred stock, cumulative, par value $25 per share, 4.80% redeemable [Member]
Entity Listings [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.80% redeemable
Trading Symbol	PCG-PG
Security Exchange Name	NYSEAMER
NYSEAMER [Member] | First preferred stock, cumulative, par value $25 per share, 4.50% redeemable [Member]
Entity Listings [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.50% redeemable
Trading Symbol	PCG-PH
Security Exchange Name	NYSEAMER
NYSEAMER [Member] | First preferred stock, cumulative, par value $25 per share, 4.36% redeemable [Member]
Entity Listings [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.36% redeemable
Trading Symbol	PCG-PI
Security Exchange Name	NYSEAMER